REVENUE AND OTHER INCOME (Tables)	12 Months Ended
Dec. 31, 2022
Revenue [abstract]
Schedule of Lease and Non-Lease Components of Revenue	The lease and non-lease components of our revenues in the year ended December 31, 2022 were as follows:

(in thousands of $)	Lease	Non-lease	Total
Voyage charter revenues	601,057	744,907	1,345,964
Time charter revenues	45,515	26,276	71,791
Administrative income	—	12,453	12,453
Total revenues	646,572	783,636	1,430,208

The lease and non-lease components of our revenues in the year ended December 31, 2021 were as follows:

(in thousands of $)	Lease	Non-lease	Total
Voyage charter revenues	166,014	497,981	663,995
Time charter revenues	49,785	21,451	71,236
Administrative income	—	14,150	14,150
Total revenues	215,799	533,582	749,381

Schedule of Contract Assets
As at December 31, 2022, 2021 and January 1, 2021, the Company reported the following contract assets in relation to its contracts with customers:

(in thousands of $)	December 31, 2022	December 31, 2021	January 1, 2021
Voyages in progress	60,620	27,467	23,559
Trade accounts receivable	67,397	45,258	27,814
Related party receivables	9,913	5,397	7,195
Other current assets	2,896	2,748	1,853
Total	140,826	80,870	60,421

Schedule of Other Income
Other income in the years ended December 31, 2022 and 2021 were as follows:

(in thousands of $)	2022	2021
Gain on settlement of claims	3,998	—
Other gains	18	519
Gain on sale of vessels	4,596	3,226
Loss on termination of leased vessels	(431)	—
Gain (loss) on pool arrangements	(141)	315
Total	8,040	4,060